IMPAIRMENT REVERSALS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (reversals) charges	$ (212)	$ (250)
Impairment (reversals) of long lived assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (reversals) charges	(224)	(250)
Impairment of intangibles
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (reversals) charges	$ 12	$ 0